UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-05689
Morgan Stanley Municipal Premium Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: May 31, 2010
Date of reporting period: February 28, 2010
Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Municipal Premium Income Trust*
Portfolio of Investments ■ February 28, 2010 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE		VALUE

	Tax-Exempt Municipal Bonds (165.3%)
	Alabama (2.6%)
$1,000	County of Jefferson, School Ser 2004 A	5.50%	01/01/22		$847,900
2,500	University of Alabama, Ser 2004 A (NATL-RE Insd)	5.25	07/01/20		2,767,975

					3,615,875

	Alaska (1.0%)
2,000	Northern Tobacco Securitization Corp., Asset Backed Ser 2006 A	5.00	06/01/46		1,333,400

	Arizona (7.8%)
1,795	Glendale Industrial Development Authority, John C Lincoln Health Ser 2005 B	5.00	12/01/37		1,586,637
300	Maricopa County Pollution Control Corp., Arizona Public Service Co. Ser 2009 A	6.00	05/01/29		317,235
665	Pima County Industrial Development Authority, Tucson Electric Power Co. Refg Ser 1988 A (AGM Insd)	7.25	07/15/10		668,797
8,000	Salt River Project Agricultural Improvement & Power District, Ser 2002 B (a)	5.00	01/01/26		8,312,441

					10,885,110

	Arkansas (0.7%)
1,000	County of Washington, Washington Regional Medical Center Ser 2005 A	5.00	02/01/35		939,000

	California (19.4%)
2,000	California Infrastructure & Economic Development Bank, The Scripps Research Institute Ser 2005 A	5.00	07/01/29		2,061,320
1,000	California Statewide Communities Development Authority, Huntington Memorial Hospital Ser 2005	5.00	07/01/27		981,740
2,000	Camarillo Public Finance Authority, Wastewater Ser 2005 (AMBAC Insd)	5.00	06/01/36		1,979,640
460	City & County of San Francisco, Laguna Refg Ser R-3, (AGC Insd) (a)	5.00	06/15/28		472,636
2,000	Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2005 A	5.00	06/01/45		1,690,060
1,775	Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2007 A-1	5.75	06/01/47		1,308,832
1,000	Kern County Board of Education, Refg Ser 2006 A (COPs) (NATL-RE Insd)	5.00	06/01/31		1,004,190
3,000	Los Angeles Department of Water & Power, 2004 Ser C (NATL-RE Insd) (a)	5.00	07/01/25		3,153,439
3,000	Oxnard Financing Authority, Redwood Trunk Sewer & Headworks Ser 2004 A (NATL-RE & FGIC Insd)	5.00	06/01/29		3,026,130
110	Port of Oakland, Ser 2002 L (AMT) (NATL-RE & FGIC Insd)	5.00	11/01/12	(b)	122,180
890	Port of Oakland, Ser 2002 L (AMT) (NATL-RE & FGIC Insd)	5.00	11/01/21		884,731
3,000	San Diego County Water Authority, Ser 2004 A (COPs) (AGM Insd) (a)	5.00	05/01/29		3,086,595
2,500	State of California, Ser 2004 A	5.00	07/01/16		2,600,000
3,000	State of California, Various Purpose dtd 12/01/05	5.00	03/01/27		2,936,070
600	Twin Rivers Unified School District, Ser 2009 (BANs) (c)	0.00	04/01/14		529,908
4,650	William S. Hart Union High School District, Ser 2009 A (c)	0.00	08/01/32		1,083,682

					26,921,153

	Colorado (5.7%)
2,040	City of Fort Collins, Ser 2004 A (COPs) (AMBAC Insd)	5.375	06/01/21		2,183,902

Morgan Stanley Municipal Premium Income Trust*
Portfolio of Investments ■ February 28, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$2,155	City of Fort Collins, Ser 2004 A (COPs) (AMBAC Insd)	5.375%	06/01/22	$2,298,760
1,500	Colorado Health Facilities Authority, Adventist/Sunbelt Ser 2006 D	5.00	07/01/39	1,518,900
15	Colorado Housing & Finance Authority, Ser 1997 A-2 (AMT)	7.25	05/01/27	15,288
2,000	Denver Convention Center Hotel Authority, Refg Ser 2006 (XLCA Insd)	5.00	12/01/30	1,746,980
125	Public Authority for Colorado Energy, Natural Gas Ser 2008	6.25	11/15/28	132,390

				7,896,220

	District of Columbia (3.1%)
3,000	District of Columbia Ballpark, Ser 2006 B-1 (NATL-RE & FGIC Insd)	5.00	02/01/31	2,751,930
380	District of Columbia, Ser 2008 E (BHAC Insd) (a)	5.00	06/01/26	404,911
380	District of Columbia, Ser 2008 E (BHAC Insd) (a)	5.00	06/01/27	404,911
760	District of Columbia, Ser 2008 E (BHAC Insd) (a)	5.00	06/01/28	809,822

				4,371,574

	Florida (17.0%)
2,000	Broward County Educational Facilities Authority, Nova Southeastern University Ser 2006 (AGC Insd)	5.00	04/01/31	2,019,780
650	County of Miami-Dade, Miami Int’l Airport Ser 2009 A (AGC Insd)	5.00	10/01/25	682,311
2,500	County of Miami-Dade, Miami Int’l Airport, Ser 2000 B (NATL-RE & FGIC Insd)	5.75	10/01/24	2,585,525
830	County of Miami-Dade, Public Improvement Bonds Ser DD (AMBAC Insd)	7.75	10/01/15	1,057,603
2,460	JEA, Water & Sewer Sub-Second Crossover Ser (NATL-RE Insd)	5.00	10/01/24	2,562,803
5,000	Orlando Utilities Commission, Water & Electric Ser 2001	5.00	10/01/22	5,362,150
600	Palm Beach County Solid Waste Authority, Ser 2009 (BHAC Insd)	5.50	10/01/23	684,840
8,000	South Miami Health Facilities Authority, Baptist Health South Florida Ser 2007	5.00	08/15/42	7,811,520
1,000	St Johns County Industrial Development Authority, Glenmoor Ser 2006 A	5.25	01/01/26	783,180

				23,549,712

	Georgia (6.2%)
3,000	City of Atlanta, Water & Wastewater Ser 1999 A (NATL-RE & FGIC Insd)	5.50	11/01/22	3,289,410
2,000	Georgia State Road & Tollway Authority, Ser 2003	5.00	10/01/22	2,133,260
3,000	Georgia State Road & Tollway Authority, Ser 2003	5.00	10/01/23	3,190,410

				8,613,080

	Idaho (1.0%)
1,240	Idaho Housing & Finance Association, Federal Highway Trust, Ser 2008 A (RANs) (AGC Insd)	5.25	07/15/24	1,374,515

	Illinois (9.7%)
2,500	Chicago Park District, 2004 Ser A (AMBAC Insd)	5.00	01/01/28	2,584,600
4,000	City of Chicago, O’Hare Int’l Airport 3rd Lien Ser 2005 A (NATL-RE Insd)	5.25	01/01/26	4,160,840
700	City of Chicago, Refg Ser 1996 A-2 (NATL-RE Insd)	5.50	01/01/18	802,445
3,300	City of Chicago, Project & Refg Ser 2007 A (FGIC & AGM Insd) (CR) (a)(d)	5.00	01/01/37	3,330,261
775	Illinois Finance Authority, Resurrection Health Center, Refg Ser 2009	6.125	05/15/25	777,511
295	Illinois Finance Authority, Rush University Medical Center Obligated Group Ser 2009 A	7.25	11/01/38	323,606
380	Illinois Finance Authority, Ser 2009 B	5.00	08/15/16	419,915

Morgan Stanley Municipal Premium Income Trust*
Portfolio of Investments ■ February 28, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE		VALUE

$540	Illinois Finance Authority, Swedish Covenant Hospital Ser 2010 A	5.75%	08/15/29		$531,295
580	Illinois Finance Authority, Swedish Covenant Hospital Ser 2010 A	6.00	08/15/38		573,742

					13,504,215

	Indiana (2.2%)
2,700	Indiana Health & Educational Facilities Financing Authority, Clarian Health Ser 2006 A	5.25	02/15/40		2,589,894
375	Rockport, Indian Michigan Power Company Project Refg Ser 2009 B	6.25	06/01/25		419,317

					3,009,211

	Iowa (2.5%)
975	State of Iowa, IJOBS Program Ser 2009 A (a)(d)	5.00	06/01/25		1,069,451
730	State of Iowa, IJOBS Program Ser 2009 A (a)(d)	5.00	06/01/26		794,928
2,250	Tobacco Settlement Authority of Iowa, Ser 2005 C	5.50	06/01/42		1,640,408

					3,504,787

	Kansas (0.2%)
335	Kansas Development Finance Authority Hospital Revenue, Adventist Health System Sunbelt Obligated Group Ser 2009 C	5.50	11/15/29		354,621

	Kentucky (2.8%)
450	Kentucky Economic Development Finance Authority, Owensboro Medical Health System Ser 2010 — A (e)	6.50	03/01/45		448,146
3,215	Louisville & Jefferson County Metropolitan Sewer District, Ser 2001 A (NATL-RE Insd)	5.375	05/15/22		3,432,881

					3,881,027

	Louisiana (4.7%)
750	Louisiana Offshore Terminal Authority, Deepwater Port Ser 2007 B-2	4.30	10/01/37		767,025
1,500	Louisiana Public Facilities Authority, Baton Rouge General Medical Center-FHA Insured Mtge Ser 2004 (NATL-RE Insd)	5.25	07/01/33		1,487,925
2,000	Louisiana Public Facilities Authority, Ochsner Clinic Ser 2002	5.50	05/15/26	(b)	2,351,400
2,000	Parish of St John Baptist, Marathon Oil Corp. Ser 2007 A	5.125	06/01/37		1,877,900

					6,484,250

	Maryland (2.7%)
505	County of Baltimore, Oak Crest Village Ser 2007 A	5.00	01/01/37		444,713
2,000	Maryland Community Development Administration, Ser 2006 P (AMT)	4.625	09/01/31		1,948,120
500	Maryland Economic Development Corp., Ser B	5.75	06/01/35		511,230
960	Maryland Health & Higher Educational Facilities Authority, King Farm Presbyterian Community 2006 Ser B	5.00	01/01/17		884,842

					3,788,905

	Michigan (1.5%)
1,145	Detroit City School District, School Building and Site Improvement, Refg Ser 2005 A (AGM Insd)	5.00	05/01/12		1,218,841
870	Wayne State University, Refg Ser 2008 (AGM Insd)	5.00	11/15/25		925,619

					2,144,460

	Minnesota (0.2%)
290	Minnesota Housing Finance Agency, Rental 1995 Ser D (NATL-RE Insd)	6.00	02/01/22		290,351

	Missouri (2.2%)
1,465	City of Fenton, Gravois Bluffs Refg Ser 2006	4.50	04/01/21		1,462,407

Morgan Stanley Municipal Premium Income Trust*
Portfolio of Investments ■ February 28, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$1,340	Missouri State Health & Educational Facilities Authority, Baptist Medical Center Refg Ser 1989 (ETM)	7.625%	07/01/18	$1,548,692

				3,011,099

	Nevada (4.1%)
500	County of Clark, McCarran International Airport Ser 2010 A	5.125	07/01/34	494,820
290	Las Vegas Redevelopment Agency, Tax Increment Ser 2009 A	6.25	06/15/16	326,874
3,000	Las Vegas Valley Water District, Improvement and Refg Ser 2003 A (NATL-RE & FGIC Insd)	5.25	06/01/22	3,160,410
1,600	State of Nevada, Capital Improvement & Cultural Affairs Ser 2008 C (AGM Insd) (a)	5.00	06/01/26	1,683,126

				5,665,230

	New Hampshire (0.2%)
295	New Hampshire Business Finance Authority, Ser 2009 (AMT)	7.125	07/01/27	313,744

	New Jersey (6.7%)
3,000	City of Newark, Ser 2009 E (BANs)	3.25	04/14/10	3,009,630
1,500	New Jersey State Turnpike Authority, Ser 2003 A (AMBAC Insd)	5.00	01/01/30	1,536,090
2,000	Passaic Valley Sewage Commissioners, Ser F (NATL-RE & FGIC Insd)	5.00	12/01/19	2,025,640
3,000	Tobacco Settlement Financing Corp., Ser 2007-1 A	4.625	06/01/26	2,487,600
3,000	Tobacco Settlement Financing Corp., Ser 2007-1 B (c)	0.00	06/01/41	195,390

				9,254,350

	New York (25.2%)
380	Brooklyn Arena Local Development Corp., Ser 2009	6.25	07/15/40	394,147
160	Brooklyn Arena Local Development Corp., Ser 2009	6.375	07/15/43	165,522
1,500	City of New York, Tax-Exempt Bonds, Subseries H-1	5.00	03/01/16	1,703,610
1,440	City of New York, 2009 Subser A-1 (a)	5.25	08/15/27	1,556,942
1,440	City of New York, 2009 Subser A-1 (a)	5.25	08/15/28	1,556,942
2,250	Long Island Power Authority, Ser 2004 A (AMBAC Insd)	5.00	09/01/34	2,278,058
3,000	Metropolitan Transportation Authority, State Service Contract Refg Ser 2002 B (NATL-RE Insd)	5.50	07/01/20	3,252,120
2,000	New York City Industrial Development Agency, 7 World Trade Center, LLC Ser 2005 A	6.25	03/01/15	2,022,820
2,000	New York City Industrial Development Agency, Yankee Stadium Ser 2006 (FGIC Insd)	5.00	03/01/46	1,870,580
935	New York City Transitional Finance Authority, 2009 Subser A-1 (a)	5.00	05/01/28	1,002,721
745	New York City Transitional Finance Authority, 2009 Subser A-1 (a)	5.00	05/01/29	798,960
745	New York City Transitional Finance Authority, 2009 Subser A-1 (a)	5.00	05/01/30	798,960
1,995	New York State Dormitory Authority, Montefiore Hospital — FHA Insured Mtge Ser 2004 (FGIC Insd)	5.00	08/01/29	2,043,040
505	New York State Dormitory Authority, New York University (AMBAC Insd)	5.50	05/15/29	557,752
1,110	New York State Dormitory Authority, Ser B	6.00	11/15/23	1,223,897
6,085	New York State Dormitory Authority, Cornell University — Ser 2009 A (a)	5.00	07/01/35	6,358,847
940	New York State Thruway Authority, Personal Income Tax Transportation Ser 2009 A	5.00	03/15/25	1,036,914

Morgan Stanley Municipal Premium Income Trust*
Portfolio of Investments ■ February 28, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$3,000	Triborough Bridge & Tunnel Authority, Refg Ser 2002 B	5.25%	11/15/19	$3,308,610
2,850	Trust for Cultural Resources, The Museum of Modern Art, Refg Ser 2008-1 (a)	5.00	04/01/26	3,106,224

				35,036,666

	Ohio (1.9%)
2,400	American Municipal Power — Ohio Inc., Prairie State Energy Campus Ser 2008 A (AGC Insd) (a)	5.25	02/15/33	2,500,456
190	Ohio State Water Development Authority, Ser 2009 A	5.875	06/01/33	208,704

				2,709,160

	Oregon (0.3%)
315	Oregon State Department of Administrative Services, Ser 2009 A	5.25	04/01/24	359,995

	Pennsylvania (1.8%)
2,000	Allegheny County Hospital Development Authority, West Penn Allegheny Health Ser 2007 A	5.375	11/15/40	1,511,180
1,000	City of Philadelphia, Gas Works Eighteenth Ser (AGC Insd)	5.25	08/01/20	1,066,860

				2,578,040

	Puerto Rico (1.4%)
630	Puerto Rico Sales Tax Financing Corp., Ser 2009 A	5.00	08/01/39	661,544
575	Puerto Rico Sales Tax Financing Corp., Ser 2010 A	5.375	08/01/39	575,633
650	Puerto Rico Sales Tax Financing Corp., Ser 2010 A	5.50	08/01/42	650,955

				1,888,132

	Rhode Island (2.2%)
3,000	Rhode Island Economic Development Corp., Airport 2005 Ser C (NATL-RE Insd)	5.00	07/01/28	3,034,860

	South Carolina (2.5%)
3,000	Charleston County School District Development Corp., Ser 2004 A	5.00	02/01/22	3,267,300
165	County of Richland, Environmental Improvement, Paper Co. Ser 2007 A	4.60	09/01/12	167,345
35	Lexington County Health Services District, Inc., Ser 2007 A	5.00	11/01/16	38,261

				3,472,906

	Tennessee (2.1%)
3,000	Johnson City Health & Educational Facilities Board, Mountain States Health Alliance Ser 2006 A	5.50	07/01/36	2,938,470

	Texas (12.9%)
555	Bexar County Health Facilities Development Corp., Army Ret. Residence Ser 2006	5.00	07/01/27	496,730
735	Bexar County Health Facilities Development Corp., Army Ret. Residence Ser 2006	5.00	07/01/33	636,628
580	Bexar County Health Facilities Development Corp., Army Ret. Residence Ser 2006	5.00	07/01/37	489,503
1,000	City of Arlington, Special Tax Ser 2009	5.00	08/15/28	1,022,470
5,000	City of Austin, Water & Wastewater Refg Ser 2001 A & B (AGM Insd) (a)	5.125	05/15/27	5,164,900
2,320	City of Houston, Combined Utility First Lien Refg 2004 Ser A (NATL-RE & FGIC Insd)	5.25	05/15/23	2,499,475
300	Harris County Industrial Development Corp., Deer Park Refinancing Project Ser 2009	5.00	02/01/23	306,231
1,000	Lubbock Health Facilities Development Corp., Carillon Senior Life Care Ser 2005 A	6.625	07/01/36	894,010

Morgan Stanley Municipal Premium Income Trust*
Portfolio of Investments ■ February 28, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

$1,000	North Texas Tollway Authority, First Tier Put, Ref Refg Ser 2008 L-2	6.00%		01/01/38	$1,113,080
4,100	North Texas Tollway Authority, Refg Ser 2008 D (AGC Insd) (c)	0.00		01/01/28	1,508,923
1,000	Tarrant County Cultural Education Facilities Finance Corp., Air Force Village II Inc. Ser 2007	5.125		05/15/37	837,660
430	Texas Private Activity Bond Surface Transportation Corp., Senior Lien Ser 2009	6.875		12/31/39	446,929
2,400	University of Houston, Ser 2008 (AGM Insd) (a)	5.00		02/15/33	2,486,104

					17,902,643

	Virginia (0.7%)
1,000	Fairfax County Economic Development Authority, Goodwin House, Inc. Ser 2007	5.125		10/01/42	917,970

	Washington (10.1%)
2,400	Goat Hill Properties, Governmental Office Ser 2005 (NATL-RE Insd)	5.00		12/01/33	2,439,456
1,930	Grant County Public Utility District No. 2 Priest Rapids, Wanapum Hydroelectric 2005 Ser A (NATL-RE & FGIC Insd)	5.00		01/01/34	1,953,893
2,835	Port of Seattle, Passenger Facility Ser 1998 A (NATL-RE Insd)	5.00		12/01/23	2,844,497
2,120	State of Washington, Motor Vehicle Fuel Tax, Ser 2004 F (AMBAC Insd) (c)	0.00		12/01/29	844,778
1,710	State of Washington, Various Purpose Ser 2010 A (a)	5.00		08/01/29	1,829,317
1,795	State of Washington, Various Purpose Ser 2010 A (a)	5.00		08/01/30	1,920,248
2,000	Washington Health Care Facilities Authority, Seattle Cancer Care Alliance Ser 2008	7.375		03/01/38	2,217,200

					14,049,389

	Total Tax-Exempt Municipal Bonds (Cost $226,481,065)				229,594,120

	Short-Term Tax-Exempt Municipal Obligations (6.1%)
	Alabama (0.4%)
600	Southeast Alabama Gas District, Supply Project Ser A (Demand 03/01/10)	0.15	(f)	08/01/27	600,000

	Illinois (2.5%)
3,475	City of Chicago (Demand 03/01/10)	0.12	(f)	01/01/34	3,475,000

	North Carolina (0.6%)
770	North Carolina Medical Care Commission, Ser 1991 B (Demand 03/01/10)	0.12	(f)	10/01/13	770,000

	Ohio (1.4%)
2,000	State of Ohio Higher Educational Facility Revenue Refg Bonds, Case Western Reserve University Project, Ser 2008 B-2 (Demand 03/01/10)	0.16	(f)	12/01/44	2,000,000

	Oklahoma (1.2%)
1,600	Oklahoma Capital Improvement Authority (Demand 03/01/10)	0.16	(f)	07/01/33	1,600,000

	Total Short-Term Tax-Exempt Municipal Obligations (Cost $8,445,000)				8,445,000

	Total Investments (Cost $234,926,065) (g)(h)			171.4%	238,039,120
	Other Assets in Excess of Liabilities			1.5	2,100,641
	Floating Rate Note and Dealer Trusts Obligations Related to Securities Held
	Notes with interest rates ranging from 0.18% to 0.23% at February 28, 2010 and contractual maturities of collateral ranging from 06/01/25-01/01/37 (i)			(24.3)	(33,804,000)
	Preferred Shares of Beneficial Interest			(48.6)	(67,500,000)

	Net Assets Applicable to Common Shareholders			100.0%	$138,835,761

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT	Alternative Minimum Tax.

Morgan Stanley Municipal Premium Income Trust*
Portfolio of Investments ■ February 28, 2010 (unaudited) continued

BANs	Bond Anticipation Notes.

COPs	Certificates of Participation.

CR	Custodial Receipts.

ETM	Escrowed to Maturity.

RANs	Revenue Anticipation Notes.

(a)	Underlying security related to inverse floater entered into by the Fund.

(b)	Prefunded to call date shown.

(c)	Capital appreciation bond.

(d)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $3,350,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(e)	Security purchased on a when-issued basis.

(f)	Current coupon of variable rate demand obligation.

(g)	Securities have been designated as collateral in connection with inverse floating rate municipal obligations.

(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

(i)	Floating rate note obligations related to securities held — The Fund enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At February 28, 2010, Fund investments with a value of $52,603,142 are held by the Dealer Trusts and serve as collateral for the $33,804,000 in floating rate note obligations outstanding at that date.
Bond Insurance:

AGC	Assured Guaranty Corporation.

AGM	Assured Guaranty Municipal Corporation.

AMBAC	AMBAC Assurance Corporation.

BHAC	Berkshire Hathaway Assurance Corporation.

FGIC	Financial Guaranty Insurance Company.

NATL-RE	National Public Finance Guarantee Corporation.

XLCA	XL Capital Assurance Inc.

Morgan Stanley Municipal Premium Income Trust*
Notes to the Portfolio of Investments ■ February 28, 2010 (unaudited)
Fair Valuation Measurements
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is the summary of the inputs used as of February 28, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT FEBRUARY 28, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKET	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Tax-Exempt Municipal Bonds	$229,594,120	—	$229,594,120	—
Short-Term Tax-Exempt Municipal Obligations	8,445,000	—	8,445,000	—

Total	$238,039,120	—	$238,039,120	—

Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and ask price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to represent the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked-to-market daily based upon quotations from market makers; (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

*	On October 19, 2009, Morgan Stanley announced that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd., a leading global investment management company. Subsequently, the Fund’s Board of Trustees approved recommending to the Fund’s stockholders the approval of a new Board for the Fund and a new investment advisory agreement with Invesco Advisers, Inc. and a master sub-advisory agreement with various affiliates of Invesco Advisers Inc. for the Fund in connection with a Special Meeting of Stockholders of the Fund anticipated to be held during the second quarter of 2010.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Premium Income Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer April 15, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer April 15, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer April 15, 2010